Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Related Party Transactions
Common Stock Shares Sold by Investors Group to Underwriter	60,050,777	50,000,000	50,000,000
Shares of common stock acquired	23,200,000
Investors Group Ownership Percentage	12.50%				26.00%
Financing Arrangements with Related Parties [Abstract]
Outstanding debt with related parties	$ 193.0	$ 189.8	$ 189.8	$ 174.4
Hertz Holdings
Related Party Transactions
Common Stock Shares Sold by Investors Group to Underwriter	60,050,777
Shares of common stock acquired	23,200,000